Significant accounting policies - Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	€ 130,936	€ 133,745
Restricted cash included within current assets	135	342
Total	€ 131,071	€ 134,087	€ 102,189	€ 248,926